COMMITMENTS AND CONTINGENCIES (Details)	Mar. 31, 2025 USD ($)
Other Commitments [Line Items]
Total	$ 46,105,410
Less than1 year	46,105,410
1-3 years	0
3-5 years	0
More than 5 years	0
Repayment of Other Loan Payable [Member]
Other Commitments [Line Items]
Total	508,621
Less than1 year	508,621
1-3 years	0
3-5 years	0
More than 5 years	0
Repayment of Bank Loans [Member]
Other Commitments [Line Items]
Total	45,596,789
Less than1 year	45,596,789
1-3 years	0
3-5 years	0
More than 5 years	$ 0